LONG TERM DEBT	12 Months Ended
Dec. 31, 2015
LONG-TERM DEBT
LONG-TERM DEBT

8. LONG-TERM DEBT

	As of December 31,
	2014	2015

Long-term bank borrowing guaranteed by a guarantee agent	56,000,000	32,000,000
Long-term borrowings collateralized by vehicles	579,909,183	530,173,126
Long-term bank borrowings collateralized by receivables	317,445,725	304,421,239
Entrusted long-term borrowing from a related party	—	300,000,000
2018 Senior Notes	—	1,255,989,958

Subtotal	953,354,908	2,422,584,323

Less: Current portion of long-term debt	(240,122,039)	(453,131,683)

Total long-term debt	713,232,869	1,969,452,640

Long-term bank borrowing guaranteed by a third-party guarantee agent

In 2013, the Company entered into a long-term loan facility agreement with a bank for which a total loan facility up to RMB80,000,000 was made available to the Company. As of December 31, 2014 and December 31, 2015, the principal amounts outstanding under this agreement were RMB56,000,000 and RMB32,000,000, respectively, with interest rate of 6.77% and 5.775% per annum. The principal and interest are payable quarterly over three years. The loan was guaranteed by a third-party guarantee agent, and the Company pledged 13.47% and 5.76% of a consolidated subsidiary’s equity interest to the third-party guarantee agent as collateral of the long-term bank borrowing arrangement as of December 31, 2014 and 2015, respectively. Equity interests pledged represented 5.51% and 3.68% of the Company’s consolidated net assets as of December 31, 2014 and December 31, 2015, respectively.

Long-term borrowings collateralized by vehicles

In 2013, 2014 and 2015, in connection with the purchase of vehicles, the Company entered into borrowing agreements with several third-party financing companies for an aggregate principal amount of RMB531,391,503. Principal and interest are payable monthly over three years and the borrowings bear interest at 8.5%-13% per annum. These borrowings were collateralized by vehicles and in-car equipment with an aggregate initial cost of RMB429,273,049, and RMB508,966,714 as of December 31, 2014 and 2015 respectively. As of December 31, 2014, and 2015, total principal amounts outstanding under these agreements were RMB284,879,633, and RMB243,199,004, respectively.

In 2013 and 2014, the Company entered into two long-term borrowing agreements with a third party financing company for purchase of certain vehicles. Principal amounts are payable at the end of the borrowing terms, which were three years from the contract date, and interest amounts are payable quarterly over the terms of the borrowing arrangements. These loans were collateralized by vehicles with an aggregate initial cost of RMB297,292,920 and RMB288,885,933, as of December 31, 2014 and 2015, respectively. Additionally, the Company pledged 100% of a consolidated subsidiary’s equity interest to the third-party financing company. As of December 31, 2014 and 2015, total principal amounts outstanding under these agreements were RMB295,029,550, and RMB286,974,122, respectively, with an interest rate of 11% per annum. Equity interests pledged represented 1.33% and 0% of the Company’s consolidated net assets as of December 31, 2014 and 2015, respectively.

Long-term bank borrowings collateralized by receivables

In 2014 and 2015, in connection with the purchase of vehicles, the Company entered into eight long-term loan agreements with a bank. As of December 31, 2014 and 2015, the principal amounts outstanding under these agreements were RMB174,318,690 and RMB198,933,369, respectively. The loans bear interest rates which range from 5.225% to 6.6% per annum and the interest rates are adjusted annually based on the published People’s Bank of China interest rate with equivalent terms. The principal and interest are payable monthly over three years. This long-term bank borrowing is pledged with receivables due from the Company’s wholly-owned subsidiary.

In September 2014, in connection with the purchase of vehicles, the Company entered into a long-term loan facility agreement with a bank for which up to RMB155,000,000 was made available to the Company with a floating interest rate. As of December 31, 2014 and 2015, the principal amounts outstanding under this agreement were RMB143,127,035 and RMB105,487,870, respectively, with interest rate of 6.72% and 4.9875% per annum, respectively. The principal and interest are payable monthly over three years. This long-term bank borrowing is pledged with receivables due from the Company’s wholly-owned subsidiary.

Entrusted long-term borrowing from a related party

In April 2015, in connection with the purchase of vehicles, the Company entered into a entrusted long-term loan agreement with related party Ctrip Travel Information Technology (Shanghai) Co., Ltd. for which a total loan facility up to RMB300,000,000 was made available to the Company. As of December 31, 2015, the principal amount outstanding under this agreement was RMB300,000,000, with an interest rate of 6.90% per annum. The principal is payable at the end of the borrowing term, which was three years from the contract date, and interest amounts are payable quarterly over the term of the borrowing arrangement.

With respect to all aforementioned arrangements, the undrawn loan facilities available to the Company totaled RMB175,237,916 and RMB49,512,130 as of December 31, 2014 and 2015, respectively.

The Company’s short-term and long-term borrowing arrangements include certain restrictive covenants that, among other things, limit the Company’s ability to incur additional indebtedness or create new mortgages or charges, request the Company to maintain its shareholding structure and make timely reports. Certain borrowing covenants also post restrictions on the use of proceeds and asset sales, and require the Company to provide notice or obtain consent for significant corporate events. The Company’s borrowing agreements contain restrictions on the Company’s ability to transfer cash between the Company’s subsidiaries. As a result of these restrictions, although the Company’s overall liquidity may be sufficient to satisfy the Company’s obligations, the Company may be limited by covenants in some of the Company’s borrowing agreements from transferring cash to other subsidiaries that might require funds. In addition, cross default provisions in the Company’s other indebtedness may be triggered if the Company defaults on any of these debt agreements. The Company did not violate any financial covenants during the years ended December 31, 2014 and 2015.

2018 Senior Notes:

On December 8, 2015, the Company issued senior unsecured notes with an aggregate principal amount of RMB1,281,560,000 (US$200,000,000) which will mature on December 8, 2018 (the “Notes”). The issuance price of the Notes was 99.342% of par value. The Notes bear a fixed interest rate of 7.5% per annum, yielding 7.75%, with interest payable semi-annually in arrears. The Notes were issued as unregistered securities to qualified institutional buyers and offshore investors under provisions granting relief from registration under the Securities Act of 1933. The Notes have a trading market on the Stock Exchange of Hong Kong Limited.

The Notes are general obligations of the Company and are (i) subordinated to secured obligations of the Company, (ii) senior in right of payment to any existing and future obligations of the Company expressly subordinated in right of payment; (iii) guaranteed by certain subsidiary guarantors on a senior basis, subject to certain limitations, and (iv) effectively subordinated to all existing and future obligations of the non-guarantor subsidiaries. The Notes have been guaranteed as to payment by the Company’s offshore subsidiaries eHi Hong Kong, L&L Financial Leasing Holding Limited, and Brave Passion Limited.

Redemption

As described below, the Notes may be repurchased prior to the maturity date at the option of the Company. The holders of the Notes may not redeem the Notes prior to the maturity date, except in the case of a change in control.

Contingent redemption option available to holders

If a change of control triggering event, generally defined as a merger or acquisition or other fundamental corporate event, were to occur, the holders have the option to require the Company to purchase all outstanding Notes at a purchase price equal to 101% of the principal amount thereof plus accrued and unpaid interest, if any, to (but not including) the date of repurchase.

Repurchase options available to the Company

The Company may redeem the Notes, in whole but not in part, at any time at a redemption price equal to 100% of the principal amount of the Notes redeemed plus the greater of (1) 1.00% of the principal amount, or (2) the excess, if any, of (i) the present value at such redemption date of the redemption price of such Note on December 8, 2018, plus all required remaining scheduled interest payments due on such Note (but excluding accrued and unpaid interest to the redemption date) through December 8, 2018, computed using a discount rate equal to a defined US Treasury security rate plus 100 basis points, over (ii) the principal amount of such Note on such redemption date, and accrued and unpaid interest, if any, to (but not including) the redemption date.

The Company may redeem up to 35% of the aggregate principal amount of the Notes with the net cash proceeds of one or more sales of common stock of the Company in an equity offering at a redemption price of 107.50% of the principal amount of the Notes redeemed, plus accrued and unpaid interest, if any, to (but not including) the redemption date; provided that at least 65% of the aggregate principal amount of the Notes remains outstanding after each such redemption and any such redemption takes place within 60 days after the closing of the related equity offering.

The Company evaluated the redemption features and concluded that such features did not need to be separated from the Notes and separately accounted for as derivatives.

The Notes contain restrictive covenants including, among others, limitations on liens, consolidation, investment, merger and sale of the Company’s assets, maintenance of a fixed charge coverage ratio, and limitations on asset sales or use of proceeds.

The debt issuance costs of RMB34,538,769 and debt discount of RMB8,432,665 associated with the Notes, reflected as a reduction to the face value of the Notes, are being amortized over the three-year contractual life of the Notes under the effective interest method, as the Company concluded that redemption prior to the contractual maturity is not probable. The effective interest rate of the Notes is 8.99%, including the interest charged on the Notes as well as amortization of the debt issuance costs and debt discount. The Senior Notes proceeds were received by the Company’s offshore subsidiary eHi Hong Kong.

Future principal maturities of long-term debt as of December 31, 2015 are as follows:

Years Ended December 31,	Amount (RMB)
2016	453,131,683
2017	378,292,127
2018	1,633,890,555

Total	2,465,314,365